RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	[1]	$ 9,427	$ 6,704
Investments		14,203	5,166
Divestments		(216)	(909)
Investment in a sublease		0	(415)
Depreciation charges		(2,781)	(2,027)		$ (1,628)
Depreciation of disinvestment		111	211
Movement in right-of-use assets		10,516	2,723
Value of right-of-use assets at period end		19,943	9,427	[1]	6,704	[1]
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		13,164	8,334
Other movement		(557)
Currency translation		(1,215)	988
Value of right-of-use assets at period end		25,379	13,164		8,334
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		(3,737)	(1,630)
Other movement		701
Currency translation		270	(291)
Value of right-of-use assets at period end		(5,436)	(3,737)		(1,630)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		7,771	6,101
Investments		13,802	3,726
Divestments		(51)	(639)
Investment in a sublease		0	(415)
Depreciation charges		(2,112)	(1,681)
Depreciation of disinvestment		30	80
Movement in right-of-use assets		10,932	1,670
Value of right-of-use assets at period end		18,703	7,771		6,101
Buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		10,874	7,363
Other movement		(478)
Currency translation		(1,148)	839
Value of right-of-use assets at period end		22,999	10,874		7,363
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		(3,103)	(1,262)
Other movement		644
Currency translation		245	(240)
Value of right-of-use assets at period end		(4,296)	(3,103)		(1,262)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		1,656	603
Investments		401	1,440
Divestments		(165)	(270)
Investment in a sublease		0	0
Depreciation charges		(669)	(346)
Depreciation of disinvestment		81	131
Movement in right-of-use assets		(416)	1,053
Value of right-of-use assets at period end		1,240	1,656		603
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		2,290	971
Other movement		(79)
Currency translation		(67)	149
Value of right-of-use assets at period end		2,380	2,290		971
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start		(634)	(368)
Other movement		57
Currency translation		25	(51)
Value of right-of-use assets at period end		$ (1,140)	$ (634)		$ (368)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.